October 17, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     Nuveen Credit Strategies Income Fund (File Nos. 333-188655 and 811-21333)

Dear Sir or Madam:

On behalf of our client, Nuveen Credit Strategies Income Fund (the “Fund”), we are filing the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to section 8(c), and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is Post-Effective Amendment No. 1 under the 1933 Act and Amendment No. 8 under the 1940 Act and is being made for the purpose of updating the financial information for the Fund and making other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

If you have any questions regarding this filing, please contact me at (202) 373-6193.

Very truly yours,

/s/Trina C. Hopkins

Trina C. Hopkins